INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

NOTE 6 – INVENTORIES

Inventories at December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
	USD	USD
Raw materials	106,799,042	124,408,741
Work-in-process	75,439,226	57,457,153
Finished goods	68,489,992	61,429,618
Total	250,728,260	243,295,512

Raw materials mainly comprised of human plasma collected from the Company’s plasma collection stations. Work-in-process represented intermediate products in the process of production. Finished goods mainly comprised of plasma products. Provisions to write-down the carrying amount of inventories to its estimated net realizable value amounted to $3,379,600, nil and nil for the years ended December 31, 2019, 2018 and 2017, respectively, and were recorded as cost of sales in the consolidated statements of comprehensive income. As of December 31, 2019, there were approximately 19 tons of source plasma purchased from Xinjiang Deyuan, which were expected to go out of date and could not be put into production for lacking subsequent quarantine information, which was an essential requirement by the PRC government.  Accordingly, management has accrued 100% write-down of these source plasma to its estimated net realizable value of nil.